INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Balance at the beginning of the year	$ 2,465
Participation in Other Comprehensive Income	(229,311)	$ 701,730	$ (209,751)
Year-end balance	79	2,465
Joint ventures [member]
Disclosure of joint ventures [line items]
Balance at the beginning of the year	2,465	7,711	117,191
Participation in the profit or loss of the period	(2,663)	(2,067)	1,724
Dividends received	(51)	(3,310)
Allowance for Impairment			(111,783)
Exchange difference	328	131	579
Year-end balance	$ 79	$ 2,465	$ 7,711